Risk Report - Credit Risk Exposure - Main credit exposure categories by geographical region (Tables)	12 Months Ended
Dec. 31, 2017
Credit Risk Profile by Region [Abstract]
Main credit exposure categories by geographical region [text block table]

Main credit exposure categories by geographical region

	Dec 31, 2017
in € m.	Loans [1]	Irrevocable lending commit- ments [2]	Contingent liabilities	OTC derivatives [3]	Traded Loans	Traded Bonds	Debt securities [4]	Repo and repo-style transactions [5]	Total
Europe	299,937	65,739	27,574	18,353	3,149	33,120	35,304	26,648	509,825
thereof:
Germany	199,867	27,483	10,739	1,661	146	4,912	12,414	3,421	260,644
United Kingdom	6,895	5,748	1,514	5,849	190	9,668	864	10,123	40,851
France	2,651	8,265	1,266	1,231	242	3,096	3,597	3,442	23,788
Luxembourg	15,983	2,858	484	1,102	247	1,017	6,142	711	28,544
Italy	21,836	1,642	3,657	1,750	497	4,167	642	820	35,012
Netherlands	8,304	6,498	1,627	2,292	493	2,022	2,793	82	24,112
Spain	13,250	1,866	3,046	704	227	2,188	946	987	23,213
Ireland	4,415	1,843	481	972	272	1,022	655	2,673	12,333
Switzerland	6,922	2,324	2,488	313	65	644	163	416	13,336
Poland	7,871	807	234	26	36	296	1,820	0	11,089
Belgium	1,177	1,280	405	352	12	601	1,574	0	5,401
Other Europe	10,765	5,124	1,633	2,099	723	3,486	3,696	3,975	31,500
North America	64,086	85,358	10,031	10,015	5,129	31,636	10,986	56,776	274,017
thereof:
U.S.	53,795	80,776	9,489	8,036	4,750	29,972	10,623	44,659	242,101
Cayman Islands	2,312	1,951	52	700	103	1,041	17	9,162	15,336
Canada	838	1,564	110	1,092	87	272	346	1,688	5,996
Other North America	7,141	1,068	380	187	190	351	0	1,267	10,584
Asia/Pacific	34,469	4,447	8,967	2,254	1,735	20,319	1,025	19,909	93,126
thereof:
Japan	1,093	276	349	366	66	4,760	15	10,354	17,278
Australia	1,477	1,076	128	277	310	3,716	588	1,453	9,026
India	7,034	717	1,645	219	86	3,973	0	1,517	15,191
China	4,393	378	1,195	263	2	836	0	3,130	10,198
Singapore	4,946	419	794	177	75	927	0	220	7,559
Hong Kong	4,224	385	598	144	551	399	2	45	6,348
Other Asia/Pacific	11,300	1,197	4,259	808	644	5,707	419	3,190	27,526
Other geographical areas	7,130	2,708	1,639	808	862	2,190	936	1,466	17,739
Total	405,621	158,253	48,212	31,430	10,876	87,264	48,251	104,800	894,707

[1]Includes impaired loans amounting to € 6.2 billion as of December 31, 2017.

[2]Includes irrevocable lending commitments related to consumer credit exposure of € 10.1 billion as of December 31, 2017.

[3] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[4]Includes debt securities on financial assets available for sale and securities held to maturity.

[5] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

	Dec 31, 2016 [6]
in € m.	Loans [1]	Irrevocable lending commit- ments [2]	Contingent liabilities	OTC derivatives [3]	Traded Loans	Traded Bonds	Debt securities [4]	Repo and repo-style transactions [5]	Total
Europe	303,329	65,926	28,747	25,944	4,157	23,924	41,438	24,418	517,881
thereof:
Germany	197,368	27,954	11,511	2,636	236	3,070	12,970	5,571	261,316
United Kingdom	7,942	7,331	1,422	7,925	519	4,224	1,929	9,327	40,620
France	2,703	5,854	1,373	1,436	216	2,255	4,866	1,830	20,534
Luxembourg	19,312	2,998	575	1,521	330	1,228	7,179	372	33,515
Italy	21,374	1,462	3,607	3,183	444	2,195	279	1,808	34,351
Netherlands	8,934	6,370	1,749	3,270	224	2,164	4,143	474	27,328
Spain	13,196	1,785	3,045	671	361	1,451	756	674	21,939
Ireland	5,113	1,742	465	1,525	305	1,251	746	1,216	12,364
Switzerland	7,350	2,285	2,044	243	162	1,134	186	230	13,635
Poland	7,402	702	208	65	6	281	1,542	0	10,205
Belgium	1,581	1,423	399	481	5	424	2,520	80	6,914
Other Europe	11,055	6,018	2,349	2,988	1,347	4,248	4,322	2,836	35,162
North America	69,921	92,699	12,013	12,162	6,471	36,332	11,444	61,771	302,814
thereof:
U.S.	56,567	87,503	11,336	9,307	6,181	30,961	10,843	47,528	260,225
Cayman Islands	2,993	1,045	86	725	37	1,215	24	11,679	17,804
Canada	2,247	2,288	163	1,723	112	628	249	95	7,505
Other North America	8,115	1,863	428	406	142	3,528	328	2,470	17,279
Asia/Pacific	31,644	5,782	9,958	4,753	1,606	18,525	1,425	17,515	91,208
thereof:
Japan	888	299	350	941	95	3,932	17	9,002	15,522
Australia	1,259	1,142	166	445	143	3,357	949	1,157	8,619
India	7,589	371	1,735	537	8	3,148	0	1,578	14,966
China	2,953	722	1,113	446	11	687	0	1,945	7,877
Singapore	3,885	434	807	142	419	1,528	1	280	7,497
Hong Kong	2,405	944	566	407	174	343	0	64	4,903
Other Asia/Pacific	12,664	1,869	5,221	1,834	757	5,531	458	3,490	31,824
Other geographical areas	8,561	1,655	1,624	1,334	960	2,513	414	1,204	18,266
Total	413,455	166,063	52,341	44,193	13,193	81,293	54,722	104,909	930,169

[1]Includes impaired loans amounting to € 7.4 billion as of December 31, 2016.

[2]Includes irrevocable lending commitments related to consumer credit exposure of € 10.3 billion as of December 31, 2016.

[3] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[4]Includes debt securities on financial assets available for sale and securities held to maturity.

[5] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.